Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Unused tax losses & tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	$ 356.0	$ 357.2
Deferred tax assets unlikely to be used
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	$ 84.5	$ 86.9